Earnings per Share	12 Months Ended
Dec. 31, 2022
Earnings per Share
Earnings per Share

Note 13 - Earnings per Share

Earnings per share was calculated based on the 100,000 weighted average number of common shares issued and outstanding by GSH for the years ended December 31, 2022, 2021, and 2020.

	2022	2021	2020
Numerator
Net Income	$69,489,294	$62,413,011	$38,976,374
Denominator
Weighted-average number of common shares outstanding - basic	100,000	100,000	100,000
Effect of dilutive securities	2,960	—	—
Weighted-average number of common shares outstanding - diluted	102,960	100,000	100,000

Basic earnings per share	$694.89	$624.13	$389.76
Diluted earnings per share	$674.92	$624.13	$389.76

The following table summarizes potentially dilutive outstanding securities for the years ended December 31, 2022, 2021 and 2020 that were excluded from the calculation of diluted EPS, because their effect would have been anti-dilutive.

	December 31, 2022	December 31, 2021	December 31, 2020
Warrants	3,090	—	—
Stock Options	1,376	—	—
Total anti-dilutive features	4,466	—	—